Schedule of Investments (unaudited) April 30, 2019	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
AAR Corp.	11,153	$376,637
Aerovironment Inc.(a)(b)	7,372	505,424
National Presto Industries Inc.	1,673	178,175

		1,060,236

Air Freight & Logistics — 0.3%
Atlas Air Worldwide Holdings Inc.(a)	2,186	105,562
Forward Air Corp.	10,045	636,049

		741,611

Airlines — 0.2%
Hawaiian Holdings Inc.	4,338	122,375
SkyWest Inc.	4,376	269,518

		391,893

Auto Components — 0.8%
American Axle & Manufacturing Holdings Inc.(a)	38,228	563,863
Garrett Motion Inc.(a)	25,566	480,641
Standard Motor Products Inc.	6,881	343,843
Stoneridge Inc.(a)	9,046	284,316
Tower International Inc.	6,939	161,956

		1,834,619

Banks — 3.0%
1st Source Corp.	6,137	287,396
Arrow Financial Corp.	4,360	146,714
Camden National Corp.	5,248	230,807
Central Pacific Financial Corp.	4,690	140,747
City Holding Co.	5,043	400,313
Community Trust Bancorp. Inc.	5,382	227,390
Enterprise Financial Services Corp.	7,830	333,088
Fidelity Southern Corp.	7,253	211,135
Financial Institutions Inc.	4,569	125,648
First BanCorp./Puerto Rico	70,002	791,023
First Bancorp./Southern Pines NC	9,393	356,089
First Commonwealth Financial Corp.	26,998	367,443
First Community Bankshares Inc.	5,103	177,380
First Financial Corp./IN	3,355	138,125
First Mid Bancshares Inc.	3,088	106,505
Great Southern Bancorp. Inc.	3,662	212,213
Hanmi Financial Corp.	10,119	240,023
HomeTrust Bancshares Inc.	5,970	151,399
Independent Bank Corp./MI	7,204	155,102
National Bank Holdings Corp., Class A	8,709	333,032
Nicolet Bankshares Inc.(a)	2,968	181,196
OFG Bancorp	15,055	303,810
Opus Bank	9,859	215,616
Peapack Gladstone Financial Corp.	5,350	154,776
Peoples Bancorp. Inc./OH	5,580	182,354
Popular Inc.	6,949	401,027
Republic Bancorp. Inc./KY, Class A	3,466	163,803
Sandy Spring Bancorp. Inc.	8,032	280,236

		7,014,390

Beverages — 0.4%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	2,989	926,620

Biotechnology — 1.8%
Anika Therapeutics Inc.(a)(b)	4,989	158,900
BioSpecifics Technologies Corp.(a)	1,872	125,424
CareDx Inc.(a)	9,952	270,794
Concert Pharmaceuticals Inc.(a)	6,008	61,762

Security	Shares	Value

Biotechnology (continued)
Eagle Pharmaceuticals Inc./DE(a)	4,123	$211,963
Emergent BioSolutions Inc.(a)	14,553	752,099
Enanta Pharmaceuticals Inc.(a)	4,973	433,596
Genomic Health Inc.(a)	7,364	473,726
Myriad Genetics Inc.(a)	24,275	764,177
PDL BioPharma Inc.(a)	49,725	162,601
PTC Therapeutics Inc.(a)	14,609	546,669
Vanda Pharmaceuticals Inc.(a)	17,928	292,047

		4,253,758

Building Products — 0.5%
Apogee Enterprises Inc.	9,677	389,983
Armstrong Flooring Inc.(a)	7,052	102,184
Continental Building Products Inc.(a)	12,653	324,549
CSW Industrials Inc.(a)	5,379	322,471
Insteel Industries Inc.	6,198	129,786

		1,268,973

Capital Markets — 4.0%
Artisan Partners Asset Management Inc., Class A	17,552	497,424
Blucora Inc.(a)	14,890	521,150
BrightSphere Investment Group PLC	27,539	403,722
Cohen & Steers Inc.	7,202	361,180
Cowen Inc.(a)	8,101	135,692
Diamond Hill Investment Group Inc.	1,147	165,718
Donnelley Financial Solutions Inc.(a)	11,628	178,025
Evercore Inc., Class A	14,019	1,365,871
Federated Investors Inc., Class B	32,765	1,006,868
GAMCO Investors Inc., Class A	1,867	40,477
Houlihan Lokey Inc.	8,993	443,535
Janus Henderson Group PLC	64,357	1,613,430
Legg Mason Inc.	29,249	978,379
Moelis & Co., Class A	15,635	640,253
Piper Jaffray Companies	4,881	393,409
Pzena Investment Management Inc., Class A	5,678	56,496
Waddell & Reed Financial Inc., Class A	27,300	511,329
Westwood Holdings Group Inc.	2,624	82,105

		9,395,063

Chemicals — 1.6%
AdvanSix Inc.(a)	10,304	311,490
American Vanguard Corp.	9,054	142,510
Chase Corp.	2,573	241,013
FutureFuel Corp.	8,977	131,872
Innophos Holdings Inc.	6,597	212,358
Innospec Inc.	8,231	698,153
Kronos Worldwide Inc.	7,831	106,502
Quaker Chemical Corp.	4,498	1,006,742
Rayonier Advanced Materials Inc.	17,517	259,952
Stepan Co.	6,849	633,807
Tredegar Corp.	8,361	150,665

		3,895,064

Commercial Services & Supplies — 2.0%
ACCO Brands Corp.	35,765	326,892
Brady Corp., Class A, NVS	15,928	777,127
Casella Waste Systems Inc., Class A(a)	13,185	492,064
Ennis Inc.	8,990	181,418
Heritage-Crystal Clean Inc.(a)	4,639	133,279
Interface Inc.	20,364	326,639
Kimball International Inc., Class B, NVS	12,593	197,206
Knoll Inc.	16,911	369,336
LSC Communications Inc.	11,412	79,770

1

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
McGrath RentCorp	8,273	$512,926
SP Plus Corp.(a)	7,615	262,870
Steelcase Inc., Class A	29,529	510,556
Viad Corp.	6,900	423,039
VSE Corp.	2,930	89,570

		4,682,692

Communications Equipment — 2.0%
CalAmp Corp.(a)	12,035	175,831
Ciena Corp.(a)	48,961	1,878,144
Comtech Telecommunications Corp.	8,086	190,264
Harmonic Inc.(a)	29,422	166,529
InterDigital Inc.	10,573	691,368
NETGEAR Inc.(a)	10,608	329,166
Ubiquiti Networks Inc.	7,600	1,295,420

		4,726,722

Construction & Engineering — 1.1%
MYR Group Inc.(a)	5,561	201,030
Quanta Services Inc.	51,100	2,074,660
Tutor Perini Corp.(a)	13,696	273,509

		2,549,199

Construction Materials — 0.0%
U.S. Lime & Minerals Inc.	767	62,066

Consumer Finance — 1.2%
Curo Group Holdings Corp.(a)(b)	4,695	62,537
Encore Capital Group Inc.(a)	8,967	253,407
EZCORP Inc., Class A, NVS(a)	17,608	191,399
Green Dot Corp., Class A(a)	14,245	908,404
Navient Corp.	86,049	1,162,522
World Acceptance Corp.(a)(b)	2,348	305,217

		2,883,486

Diversified Consumer Services — 1.3%
Adtalem Global Education Inc.(a)	20,376	1,004,944
American Public Education Inc.(a)	5,615	179,680
Career Education Corp.(a)	23,364	424,057
K12 Inc.(a)	11,513	346,772
Regis Corp.(a)	11,356	212,584
Strategic Education Inc.	7,025	1,007,034

		3,175,071

Diversified Financial Services — 0.2%
FGL Holdings	47,694	406,830

Diversified Telecommunication Services — 0.7%
Iridium Communications Inc.(a)	32,223	884,844
Vonage Holdings Corp.(a)	77,735	755,584

		1,640,428

Electric Utilities — 1.6%
El Paso Electric Co.	13,928	851,140
MGE Energy Inc.	11,866	804,396
Otter Tail Corp.	12,056	618,473
Portland General Electric Co.	30,124	1,575,786

		3,849,795

Electrical Equipment — 0.2%
Encore Wire Corp.	7,137	423,153
Powell Industries Inc.	3,025	88,481

		511,634

Electronic Equipment, Instruments & Components — 6.9%
Anixter International Inc.(a)	10,558	663,782
Arlo Technologies Inc.(a)	20,988	83,322

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
AVX Corp.	17,074	$278,477
Badger Meter Inc.	9,965	552,858
Benchmark Electronics Inc.	15,946	431,020
Control4 Corp.(a)	8,476	147,567
CTS Corp.	10,759	322,232
Daktronics Inc.	12,964	98,267
Dolby Laboratories Inc., Class A	22,030	1,425,121
ePlus Inc.(a)	4,696	442,786
Fabrinet(a)	12,477	755,108
FARO Technologies Inc.(a)	5,675	319,219
Insight Enterprises Inc.(a)	12,114	685,410
KEMET Corp.	17,221	307,739
Kimball Electronics Inc.(a)	9,016	136,412
Methode Electronics Inc.	12,660	373,597
MTS Systems Corp.	3,923	215,687
National Instruments Corp.	42,135	1,984,559
Novanta Inc.(a)	11,110	966,792
OSI Systems Inc.(a)	5,884	530,325
Park Electrochemical Corp.	6,494	106,826
PC Connection Inc.	4,109	152,690
Plexus Corp.(a)	11,034	664,026
Rogers Corp.(a)	6,191	1,037,116
Sanmina Corp.(a)	23,262	789,047
ScanSource Inc.(a)	8,761	329,852
Tech Data Corp.(a)(b)	12,252	1,306,186
TTM Technologies Inc.(a)	30,543	404,389
Vishay Intertechnology Inc.	44,623	883,982

		16,394,394

Energy Equipment & Services — 1.0%
DMC Global Inc.	5,094	353,014
Exterran Corp.(a)(b)	10,863	154,472
KLX Energy Services Holdings Inc.(a)	6,942	194,723
Mammoth Energy Services Inc.	3,062	47,736
Matrix Service Co.(a)	9,170	179,824
Natural Gas Services Group Inc.(a)(b)	4,474	71,897
NCS Multistage Holdings Inc.(a)	3,711	14,733
Newpark Resources Inc.(a)	30,996	226,271
Nine Energy Service Inc.(a)	5,572	112,164
Oil States International Inc.(a)	19,505	376,837
ProPetro Holding Corp.(a)	25,736	569,538

		2,301,209

Entertainment — 1.0%
Glu Mobile Inc.(a)(b)	38,830	424,800
IMAX Corp.(a)	19,260	469,559
Marcus Corp. (The)	6,400	240,768
Rosetta Stone Inc.(a)	7,023	177,120
World Wrestling Entertainment Inc., Class A	13,360	1,120,236

		2,432,483

Equity Real Estate Investment Trusts (REITs) — 4.8%
Alexander & Baldwin Inc.	23,419	553,157
Braemar Hotels & Resorts Inc.	10,005	139,070
CBL & Associates Properties Inc.	59,051	59,642
Chatham Lodging Trust	15,704	309,212
Chesapeake Lodging Trust	20,672	589,152
Community Healthcare Trust Inc.	6,141	224,024
CoreCivic Inc.	40,584	844,553
DiamondRock Hospitality Co.	71,140	772,580
Equity Commonwealth	41,582	1,322,308
Getty Realty Corp.	11,381	369,086

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
InfraREIT Inc.(a)	14,805	$311,645
iStar Inc.	23,245	201,534
LTC Properties Inc.	698	31,452
One Liberty Properties Inc.	4,945	139,943
Pebblebrook Hotel Trust	44,349	1,444,003
Piedmont Office Realty Trust Inc., Class A	43,939	914,810
PS Business Parks Inc.	6,910	1,061,514
Tier REIT Inc.	16,156	457,861
Universal Health Realty Income Trust	4,469	362,078
Urstadt Biddle Properties Inc., Class A	10,080	221,054
Washington Prime Group Inc.	46,026	204,816
Xenia Hotels & Resorts Inc.	38,312	829,455

		11,362,949

Food & Staples Retailing — 0.4%
Chefs’ Warehouse Inc. (The)(a)	7,442	243,205
Ingles Markets Inc., Class A	4,109	112,792
United Natural Foods Inc.(a)(b)	17,269	223,115
Village Super Market Inc., Class A	2,755	80,942
Weis Markets Inc.	4,603	193,556

		853,610

Food Products — 0.6%
John B Sanfilippo & Son Inc.	2,842	204,937
Landec Corp.(a)(b)	8,367	87,937
Sanderson Farms Inc.	6,947	1,053,373

		1,346,247

Gas Utilities — 0.2%
Chesapeake Utilities Corp.	5,480	507,667

Health Care Equipment & Supplies — 6.6%
AngioDynamics Inc.(a)	12,690	260,653
Atrion Corp.	507	446,160
Avanos Medical Inc.(a)(b)	15,860	665,327
Cardiovascular Systems Inc.(a)	11,469	407,608
CONMED Corp.	8,660	693,060
CryoLife Inc.(a)	10,623	325,701
Cutera Inc.(a)	4,735	83,999
Glaukos Corp.(a)	10,860	783,332
Globus Medical Inc., Class A(a)	25,455	1,147,766
Haemonetics Corp.(a)	17,693	1,544,245
Heska Corp.(a)	2,293	178,074
Inogen Inc.(a)	5,406	471,944
Integer Holdings Corp.(a)	9,705	670,518
iRhythm Technologies Inc.(a)	1,290	98,440
Lantheus Holdings Inc.(a)	9,880	238,701
LeMaitre Vascular Inc.	5,660	163,461
Masimo Corp.(a)	16,594	2,159,709
Meridian Bioscience Inc.	14,498	166,872
Merit Medical Systems Inc.(a)	18,735	1,052,532
Mesa Laboratories Inc.	1,151	272,430
Neogen Corp.(a)	17,417	1,056,515
Novocure Ltd.(a)	22,163	976,723
OraSure Technologies Inc.(a)	20,594	194,819
Orthofix Medical Inc.(a)	6,473	354,656
STAAR Surgical Co.(a)	11,281	366,407
Surmodics Inc.(a)	4,566	198,347
Tactile Systems Technology Inc.(a)	5,334	265,420
Varex Imaging Corp.(a)	12,764	419,170

		15,662,589

Security	Shares	Value

Health Care Providers & Services — 5.5%
Addus HomeCare Corp.(a)	3,059	$207,706
Amedisys Inc.(a)	9,262	1,183,869
AMN Healthcare Services Inc.(a)	16,256	846,287
BioTelemetry Inc.(a)	11,200	609,280
Chemed Corp.	5,507	1,799,577
CorVel Corp.(a)	3,554	255,177
Cross Country Healthcare Inc.(a)	12,413	87,512
Encompass Health Corp.	33,840	2,180,988
Ensign Group Inc. (The)	16,938	872,646
LHC Group Inc.(a)	9,653	1,072,545
Magellan Health Inc.(a)	5,946	416,220
Mednax Inc.(a)	31,993	894,844
National HealthCare Corp.	3,126	235,794
National Research Corp.	3,805	150,602
Owens & Minor Inc.(b)	20,775	70,843
Premier Inc., Class A(a)	18,234	605,916
Providence Service Corp. (The)(a)	3,945	261,672
RadNet Inc.(a)	14,035	169,964
Tivity Health Inc.(a)	15,851	342,699
Triple-S Management Corp., Class B(a)	7,637	173,513
U.S. Physical Therapy Inc.	4,342	505,799

		12,943,453

Health Care Technology — 1.3%
Computer Programs & Systems Inc.	4,122	125,267
HealthStream Inc.(a)	8,846	231,588
HMS Holdings Corp.(a)	28,569	869,355
NextGen Healthcare Inc.(a)	16,486	309,772
Omnicell Inc.(a)	13,110	1,053,519
Tabula Rasa HealthCare Inc.(a)(b)	5,541	295,114
Vocera Communications Inc.(a)	9,809	312,417

		3,197,032

Hotels, Restaurants & Leisure — 1.0%
BJ’s Restaurants Inc.	7,194	359,053
Brinker International Inc.	13,973	597,625
Chuy’s Holdings Inc.(a)	5,797	115,302
Fiesta Restaurant Group Inc.(a)	8,395	106,281
International Speedway Corp., Class A	8,282	365,402
Monarch Casino & Resort Inc.(a)	4,030	172,041
Noodles & Co.(a)	6,758	48,320
Potbelly Corp.(a)	8,274	73,639
Red Robin Gourmet Burgers Inc.(a)	4,445	142,373
Ruth’s Hospitality Group Inc.	9,977	259,202
Speedway Motorsports Inc.	4,149	76,134

		2,315,372

Household Durables — 0.9%
Beazer Homes USA Inc.(a)	10,789	143,386
Cavco Industries Inc.(a)	2,860	356,842
Ethan Allen Interiors Inc.	8,622	190,546
iRobot Corp.(a)	9,380	971,205
La-Z-Boy Inc.	15,980	524,144

		2,186,123

Industrial Conglomerates — 0.2%
Raven Industries Inc.	12,289	478,165

Insurance — 4.2%
Ambac Financial Group Inc.(a)	15,516	290,149
American Equity Investment Life Holding Co.	28,315	832,744
American National Insurance Co.	2,761	312,794
Assured Guaranty Ltd.	37,099	1,769,622

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
CNO Financial Group Inc.	56,328	$932,228
Crawford & Co., Class A, NVS	6,306	56,754
Donegal Group Inc., Class A	4,062	54,837
eHealth Inc.(a)	5,579	338,868
EMC Insurance Group Inc.	3,317	106,509
Employers Holdings Inc.	8,069	346,321
FBL Financial Group Inc., Class A	3,761	234,950
First American Financial Corp.	37,179	2,121,434
Global Indemnity Ltd.	1,529	47,093
HCI Group Inc.	2,382	101,521
Heritage Insurance Holdings Inc.	7,626	104,019
Independence Holding Co.	1,773	67,870
Kinsale Capital Group Inc.	6,398	464,495
National Western Life Group Inc., Class A	823	219,511
Navigators Group Inc. (The)	7,986	558,541
Protective Insurance Corp., Class B	3,174	51,578
Stewart Information Services Corp.	6,561	278,908
Third Point Reinsurance Ltd.(a)	27,280	316,721
Universal Insurance Holdings Inc.	11,339	337,789

		9,945,256

Interactive Media & Services — 0.1%
Care.com Inc.(a)	8,554	143,279
QuinStreet Inc.(a)	12,895	184,012

		327,291

Internet & Direct Marketing Retail — 0.3%
1-800-Flowers.com Inc., Class A(a)	8,629	183,711
Duluth Holdings Inc., Class B(a)(b)	6,388	101,697
PetMed Express Inc.	6,958	152,032
Shutterstock Inc.	6,457	261,186

		698,626

IT Services — 3.3%
CACI International Inc., Class A(a)	8,325	1,622,875
Carbonite Inc.(a)	7,843	192,389
CSG Systems International Inc.	11,472	512,225
EVERTEC Inc.	21,157	662,426
ExlService Holdings Inc.(a)	11,560	686,664
Hackett Group Inc. (The)	8,564	131,457
Limelight Networks Inc.(a)	38,523	114,413
LiveRamp Holdings Inc.(a)	26,518	1,546,795
ManTech International Corp./VA, Class A	8,802	545,636
Net 1 UEPS Technologies Inc.(a)	19,386	69,208
NIC Inc.	22,782	393,217
Perficient Inc.(a)	11,915	350,778
Sykes Enterprises Inc.(a)	13,924	386,391
Unisys Corp.(a)(b)	17,446	195,570
Virtusa Corp.(a)	7,797	433,123

		7,843,167

Leisure Products — 0.5%
Callaway Golf Co.	32,326	567,644
Marine Products Corp.	2,930	44,448
MasterCraft Boat Holdings Inc.(a)	6,389	158,064
Sturm Ruger & Co. Inc.	5,840	326,982

		1,097,138

Life Sciences Tools & Services — 1.3%
Bruker Corp.	34,181	1,319,387
Cambrex Corp.(a)	11,384	489,740
Codexis Inc.(a)(b)	16,485	324,754
Luminex Corp.	14,505	330,859

Security	Shares	Value

Life Sciences Tools & Services (continued)
Medpace Holdings Inc.(a)	9,132	$512,944
		2,977,684

Machinery — 1.4%
Alamo Group Inc.	3,342	346,365
Astec Industries Inc.	6,917	233,172
Briggs & Stratton Corp.	14,591	178,010
Gorman-Rupp Co. (The)	6,253	208,225
Greenbrier Companies Inc. (The)	11,019	391,505
Lydall Inc.(a)	5,859	144,190
Meritor Inc.(a)	28,122	682,240
Omega Flex Inc.	1,035	87,623
Park-Ohio Holdings Corp.	2,750	100,732
Spartan Motors Inc.	11,264	104,755
TriMas Corp.(a)	15,457	478,085
Wabash National Corp.	19,582	295,297

		3,250,199

Marine — 0.0%
Genco Shipping & Trading Ltd.(a)	5,684	57,408

Media — 1.5%
AMC Networks Inc., Class A(a)	15,554	908,509
Entravision Communications Corp., Class A	22,084	63,381
Gannett Co. Inc.	38,676	360,847
John Wiley & Sons Inc., Class A	15,736	726,688
MSG Networks Inc., Class A(a)	20,885	480,982
National CineMedia Inc.	27,016	188,572
New Media Investment Group Inc.	18,559	198,396
Scholastic Corp., NVS	10,275	409,767
TechTarget Inc.(a)	7,074	118,065
Tribune Publishing Co.(a)	5,458	58,728

		3,513,935

Metals & Mining — 1.9%
Carpenter Technology Corp.	16,176	803,462
Kaiser Aluminum Corp.	5,665	557,436
Materion Corp.	6,927	401,974
Reliance Steel & Aluminum Co.	24,345	2,238,766
Schnitzer Steel Industries Inc., Class A	9,155	217,157
Warrior Met Coal Inc.	12,648	392,088

		4,610,883

Mortgage Real Estate Investment — 1.4%
AG Mortgage Investment Trust Inc.	9,655	165,197
Anworth Mortgage Asset Corp.	33,642	140,960
Arbor Realty Trust Inc.	20,871	285,098
Arlington Asset Investment Corp., Class A	9,502	74,591
ARMOUR Residential REIT Inc.	14,341	273,626
Dynex Capital Inc.	18,686	113,985
Exantas Capital Corp.	10,284	112,610
Invesco Mortgage Capital Inc.	5,834	95,211
Ladder Capital Corp.	25,144	437,505
MFA Financial Inc.	153,526	1,152,980
PennyMac Mortgage Investment Trust(c)	20,862	438,102

		3,289,865

Multi-Utilities — 0.6%
NorthWestern Corp.	17,222	1,202,957
Unitil Corp.	5,087	289,501

		1,492,458

Multiline Retail — 1.0%
Big Lots Inc.	13,808	513,105
Dillard’s Inc., Class A	4,441	303,987

4

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail (continued)
Ollie’s Bargain Outlet Holdings Inc.(a)	17,259	$1,650,651

		2,467,743

Oil, Gas & Consumable Fuels — 1.6%
Arch Coal Inc., Class A	6,369	617,666
Bonanza Creek Energy Inc.(a)	5,267	126,777
Chaparral Energy Inc., Class A(a)	13,199	91,865
CONSOL Energy Inc.(a)	7,668	259,945
Denbury Resources Inc.(a)	157,668	351,600
Gran Tierra Energy Inc.(a)(b)	133,895	320,009
Halcon Resources Corp.(a)(b)	43,957	57,144
Northern Oil and Gas Inc.(a)	35,516	94,117
Peabody Energy Corp.	27,077	779,005
Penn Virginia Corp.(a)	3,350	150,415
Renewable Energy Group Inc.(a)	11,470	276,657
REX American Resources Corp.(a)(b)	1,957	165,386
SandRidge Energy Inc.(a)	7,870	65,793
Unit Corp.(a)	18,513	251,036
W&T Offshore Inc.(a)	33,341	212,716

		3,820,131

Paper & Forest Products — 1.1%
Boise Cascade Co.	13,043	361,161
Clearwater Paper Corp.(a)	5,627	113,496
Louisiana-Pacific Corp.	48,847	1,223,617
Mercer International Inc.	14,493	205,221
PH Glatfelter Co.	14,769	233,055
Resolute Forest Products Inc.	20,082	158,849
Verso Corp., Class A(a)(b)	11,819	263,800

		2,559,199

Personal Products — 0.7%
Medifast Inc.	3,886	570,037
Nu Skin Enterprises Inc., Class A	16,940	861,738
USANA Health Sciences Inc.(a)	4,151	346,443

		1,778,218

Pharmaceuticals — 1.1%
Amphastar Pharmaceuticals Inc.(a)	11,874	256,360
ANI Pharmaceuticals Inc.(a)	2,875	204,067
Corcept Therapeutics Inc.(a)	34,721	429,846
Innoviva Inc.(a)	24,321	341,224
Mallinckrodt PLC(a)	28,481	440,316
Phibro Animal Health Corp., Class A	6,622	229,850
Supernus Pharmaceuticals Inc.(a)	17,346	637,118

		2,538,781

Professional Services — 1.6%
Barrett Business Services Inc.	2,469	179,891
CBIZ Inc.(a)	17,615	340,146
Forrester Research Inc.	3,129	159,141
GP Strategies Corp.(a)	4,240	53,975
Heidrick & Struggles International Inc.	6,347	227,096
ICF International Inc.	6,456	502,729
Kelly Services Inc., Class A, NVS	10,890	242,411
Kforce Inc.	8,044	289,745
Korn Ferry	18,148	853,319
Navigant Consulting Inc.	15,235	347,815
Resources Connection Inc.	10,372	166,574
TrueBlue Inc.(a)	13,906	335,969

		3,698,811

Real Estate Management & Development — 0.9%
Altisource Portfolio Solutions SA(a)	3,787	89,638

Security	Shares	Value

Real Estate Management & Development (continued)
Forestar Group Inc.(a)	3,557	$68,543
FRP Holdings Inc.(a)	2,404	121,859
HFF Inc., Class A	12,720	605,345
Marcus & Millichap Inc.(a)	6,610	284,891
RE/MAX Holdings Inc., Class A	6,074	263,187
Realogy Holdings Corp.	42,450	552,699
RMR Group Inc. (The), Class A	2,075	120,018

		2,106,180

Road & Rail — 0.9%
ArcBest Corp.	8,791	268,653
Covenant Transportation Group Inc., Class A(a)	4,373	85,405
Heartland Express Inc.	15,423	303,524
Marten Transport Ltd.	14,032	277,553
Saia Inc.(a)(b)	8,794	566,246
Universal Logistics Holdings Inc.	2,916	71,209
Werner Enterprises Inc.	15,938	533,923

		2,106,513

Semiconductors & Semiconductor Equipment — 4.7%
Advanced Energy Industries Inc.(a)(b)	13,387	773,233
Alpha & Omega Semiconductor Ltd.(a)	6,462	80,129
Amkor Technology Inc.(a)	36,412	329,893
Axcelis Technologies Inc.(a)	10,824	230,443
Brooks Automation Inc.	23,808	893,038
Cabot Microelectronics Corp.	8,657	1,092,946
Cirrus Logic Inc.(a)	20,886	993,756
Cohu Inc.	13,463	199,656
Diodes Inc.(a)	13,715	499,500
Kulicke & Soffa Industries Inc.	23,129	538,212
Nanometrics Inc.(a)	7,625	227,149
NVE Corp.	1,659	158,949
Photronics Inc.(a)	23,918	223,394
Power Integrations Inc.	10,065	795,336
Rambus Inc.(a)	36,742	421,063
Rudolph Technologies Inc.(a)(b)	10,678	258,301
SMART Global Holdings Inc.(a)	3,432	74,612
Teradyne Inc.	63,815	3,126,935
Ultra Clean Holdings Inc.(a)	12,968	155,227

		11,071,772

Software — 4.0%
Aspen Technology Inc.(a)	24,305	2,963,022
Avaya Holdings Corp.(a)(b)	37,636	718,095
Bottomline Technologies de Inc.(a)	14,515	734,024
LivePerson Inc.(a)	20,293	595,194
Manhattan Associates Inc.(a)	22,508	1,518,165
OneSpan Inc.(a)	11,008	204,088
Pegasystems Inc.	13,200	990,132
Progress Software Corp.	13,868	632,519
SPS Commerce Inc.(a)	5,981	620,469
Workiva Inc.(a)	8,609	457,482

		9,433,190

Specialty Retail — 5.0%
Aaron’s Inc.	23,678	1,318,628
Abercrombie & Fitch Co., Class A	23,204	693,568
American Eagle Outfitters Inc.	57,674	1,371,488
America’s Car-Mart Inc./TX(a)	2,239	221,773
Ascena Retail Group Inc.(a)	46,973	55,898
Barnes & Noble Education Inc.(a)	12,037	51,759
Bed Bath & Beyond Inc.	47,965	801,495
Boot Barn Holdings Inc.(a)	9,582	275,866

5

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Buckle Inc. (The)	10,057	$185,853
Caleres Inc.	14,783	387,758
Cato Corp. (The), Class A	7,836	118,794
Chico’s FAS Inc.	42,987	150,454
Children’s Place Inc. (The)	5,613	633,259
Citi Trends Inc.	4,677	86,571
Container Store Group Inc. (The)(a)	6,685	57,758
Designer Brands Inc.	23,595	524,989
Dick’s Sporting Goods Inc.	26,194	969,178
Express Inc.(a)	25,489	93,799
GameStop Corp., Class A	34,869	301,617
Genesco Inc.(a)	6,813	305,290
Guess? Inc.	20,779	423,268
Haverty Furniture Companies Inc.	6,240	148,637
Hibbett Sports Inc.(a)(b)	6,480	134,136
Office Depot Inc.	168,693	404,863
Shoe Carnival Inc.	3,850	137,291
Sleep Number Corp.(a)	11,944	415,651
Sonic Automotive Inc., Class A	7,870	159,210
Tailored Brands Inc.	17,029	138,786
Tile Shop Holdings Inc.	13,521	65,712
Urban Outfitters Inc.(a)	26,105	776,102
Winmark Corp.	863	159,267
Zumiez Inc.(a)	6,531	173,921

		11,742,639

Technology Hardware, Storage & Peripherals — 0.2%
Electronics For Imaging Inc.(a)	15,189	564,879

Textiles, Apparel & Luxury Goods — 1.2%
Crocs Inc.(a)	23,307	649,100
Deckers Outdoor Corp.(a)	9,264	1,465,657
Movado Group Inc.	5,369	191,405
Oxford Industries Inc.	5,797	481,499
Vera Bradley Inc.(a)	7,312	89,791

		2,877,452

Thrifts & Mortgage Finance — 3.2%
Axos Financial Inc.(a)(b)	17,888	585,295
Essent Group Ltd.(a)	30,229	1,434,366
Federal Agricultural Mortgage Corp., Class C, NVS	3,070	234,794
First Defiance Financial Corp.	6,983	206,068
Merchants Bancorp/IN	2,945	71,210
MGIC Investment Corp.(a)	123,959	1,814,760
NMI Holdings Inc., Class A(a)	20,256	568,789
Radian Group Inc.(b)	73,005	1,709,777
TrustCo Bank Corp. NY	31,931	255,448
Walker & Dunlop Inc.	10,167	558,677
Waterstone Financial Inc.	8,468	140,230

		7,579,414

Tobacco — 0.2%
Turning Point Brands Inc.(b)	2,972	127,112

Security	Shares	Value

Tobacco (continued)
Universal Corp./VA	8,466	$455,979

		583,091

Trading Companies & Distributors — 0.7%
Aircastle Ltd.	20,071	399,814
CAI International Inc.(a)(b)	5,942	147,540
H&E Equipment Services Inc.	10,993	334,297
Rush Enterprises Inc., Class A	10,507	445,602
Rush Enterprises Inc., Class B	1,433	60,186
Systemax Inc.	4,451	101,082
Titan Machinery Inc.(a)	6,345	109,134

		1,597,655

Water Utilities — 0.3%
Middlesex Water Co.	5,467	317,031
SJW Group	5,209	323,271

		640,302

Wireless Telecommunication Services — 1.0%
Boingo Wireless Inc.(a)	14,471	329,070
Shenandoah Telecommunications Co.	15,821	653,882
Spok Holdings Inc.	6,652	92,130
Telephone & Data Systems Inc.	34,024	1,084,685
U.S. Cellular Corp.(a)	4,496	216,258

		2,376,025

Total Common Stocks — 99.6% (Cost: $233,662,255)		235,897,348

Short-Term Investments

Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(c)(d)(e)	6,235,691	6,238,185
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	987,930	987,930

		7,226,115

Total Short-Term Investments — 3.0% (Cost: $7,224,246)		7,226,115

Total Investments in Securities — 102.6% (Cost: $240,886,501)		243,123,463

Other Assets, Less Liabilities — (2.6)%		(6,234,237)

Net Assets — 100.0%		$236,889,226

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

6

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Multifactor USA Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,018,126	1,217,565	(a)	—	6,235,691	$6,238,185	$57,399	(b)	$515	$1,066
BlackRock Cash Funds: Treasury, SL Agency Shares	213,988	773,942	(a)	—	987,930	987,930	19,608		—	—
PennyMac Mortgage Investment Trust	13,185	13,330		(5,653)	20,862	438,102	25,506		17,435	8,383

						$7,664,217	$102,513		$17,950	$9,449

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

OTC Total Return Swaps

Reference Entity(a)	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Goldman Sachs & Co.	02/27/23	$328,357	$11,345	(b)	$339,103	0.1%
	HSBC Bank USA N.A.	02/10/23	11,129	164	(c)	11,314	0.0%	(d)
	JPMorgan Securities PLC	02/08/23	247,089	15,472	(e)	257,464	0.1%

			$586,575	$26,981		$607,881

(a)

In regards to total return swaps with multiple financing rate benchmarks, the Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays a variable rate of interest, based on a specified benchmark, plus or minus a spread of 65 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest: United States Overnight Bank Funding Rate US Federal Funds Effective Rate (continuous series)

(b)	Amount includes $599 of net dividends and financing fees.
(c)	Amount includes $(21) of net dividends, payable for referenced securities purchased and financing fees.
(d)	Rounds to less than 0.1%.
(e)	Amount includes $5,097 of net dividends, payable for referenced securities purchased and financing fees.

7

Schedule of Investments (unaudited) April 30, 2019	iShares® Edge MSCI Multifactor USA Small-Cap ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of April 30, 2019 expiration dates 02/27/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Central Pacific Financial Corp.	5,547	$166,466	49.1%
First Commonwealth Financial Corp.	1,472	20,034	5.9

		186,500

Health Care Providers & Services
Magellan Health Inc.	375	26,250	7.7

Insurance
American Equity Investment Life Holding Co.	295	8,676	2.6
Employers Holdings Inc.	2,308	99,059	29.2
Stewart Information Services	199	8,459	2.5

		116,194

Leisure Products
Sturm Ruger & Co. Inc.	134	7,503	2.2

Thrifts & Mortgage Finance
TrustCo Bank Corp. NY	332	2,656	0.8

Total Reference Entity — Long		339,103

Net Value of Reference Entity — Goldman Sachs & Co.		$339,103

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank USA N.A. as of April 30, 2019 expiration dates 02/10/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Central Pacific Financial Corp.	377	$11,314	100.0%

Net Value of Reference Entity — HSBC Bank USA N. A.		$11,314

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of April 30, 2019 expiration dates 02/08/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
First Commonwealth Financial Corp.	4,185	$56,959	22.1%
Hanmi Financial Corp.	748	17,741	6.9

		74,700

Health Care Providers & Services
Magellan Health Inc. (a)	2,010	140,700	54.7

Insurance
Employers Holdings Inc.	489	20,988	8.1
Stewart Information Services	490	20,830	8.1

		41,818

Mortgage Real Estate Investment
Arbor Realty Trust Inc.	18	246	0.1

Total Reference Entity — Long		257,464

Net Value of Reference Entity — JPMorgan Securities PLC		$257,464

(a)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

8

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Multifactor USA Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$235,897,348	$—	$—	$235,897,348
Money Market Funds	7,226,115	—	—	7,226,115

	$243,123,463	$—	$—	$243,123,463

Derivative financial instruments(a)
Assets
Swaps	$—	$26,981	$—	$26,981

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

9